Expense Example - Class K - iShares Edge MSCI Multifactor Intl Index Fund - Class K	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	$ 2,384